Semiannual Report June 30, 2000

Oppenheimer
Aggressive Growth Fund/VA

A Series of Oppenheimer Variable Account Funds


[logo]OppenheimerFunds(R)
      The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Aggressive Growth Fund/VA

================================================================================
Objective
Oppenheimer Aggressive Growth Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation from investments in growth-oriented companies.

================================================================================
Narrative by Bruce Bartlett, Portfolio Manager
Despite a volatile environment for many of the stocks in which we invest, Oppenheimer Aggressive Growth Fund/VA performed very well during the six-month period that ended June 30, 2000. The Fund's cumulative total return for the period was 21.21%.(1)
         We attribute the Fund's gains primarily to our strong emphasis on growth-oriented technology stocks, and our focus on what we believe to be some of the technology sector's best performing areas.
         Equity markets demonstrated considerable strength during January and February 2000, supported by continued expansion of the U.S. economy, low rates of inflation, growing evidence of global economic recovery and diminishing fears of Y2K-related problems. Technology-oriented stocks fared particularly well, driven by excellent earnings reports from many companies in the sector and growing demand for semiconductors and communications-related components.
         As winter drew to a close, however, investors began to become concerned with the possibility that inflation might increase; a significant negative factor facing the markets. This was the case because high levels of consumer spending had fueled an overall rate of U.S. economic growth that many observers considered unsustainable. Although measurable inflation remained low, the Federal Reserve Board raised interest rates in an effort to slow the pace of economic growth and thereby head off possible future inflation. The uncertainties associated with these issues caused most stock prices to retreat in late March 2000, and to remain volatile through the remainder of the reporting period.
         Although market volatility late in the period hurt some of our holdings, it did not alter our investment approach. Our aggressive-growth discipline relies on a thorough analysis of individual company fundamentals to guide us toward what we believe are the market's most attractive investment opportunities. In particular, we look for high-quality companies that have delivered consistently high rates of revenue growth and that appear positioned to become leaders in their respective industries.
         During the reporting period, we found the overwhelming majority of such opportunities in the technology sector. As a result, approximately 55% of the Fund's assets were invested in technology companies by the end of the period.(2)


Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuations and current performance may be less than the results shown.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account. This performance was achieved in part during periods of rapidly rising markets, and there is no assurance that the Fund will continue to achieve those gains in the future.
2. The Fund's portfolio is subject to change.


2                    Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Aggressive Growth Fund/VA

================================================================================
Within technology, we found compelling opportunities in companies at the forefront of optical networking. Optical networks use laser light and fiber-optic cable to deliver voice, video and data communications. While optical technologies have been in use for decades, recent developments have allowed optical networks to deliver much greater communications traffic volume, or bandwidth, than other communications technologies. With the explosive growth of the Internet, bandwidth demand is growing at exponential rates, fueling a growing demand for optical components and systems. We invested approximately 25% of the Fund's portfolio in companies that are supplying the building blocks for today's optical networks, such as JDS Uniphase Corp., SDL, Inc. and E-Tek Dynamics, Inc. All proved to be excellent performers during the period. We note the recent announcement by JDS Uniphase Corp. to acquire SDL, Inc. as an example of future opportunities in this area.
         We also took advantage of opportunities in other areas of technology that are showing rapid growth in response to expanding bandwidth usage. For example, as greater quantities of information are transmitted electronically, corporate users are forced to invest in systems that offer greater output capacity for data management and retrieval, such as those provided by Veritas Software Corp., one of the Fund's larger holdings. We also invested in communications semiconductor makers, such as LSI Logic Corp., that are benefiting from increasing demand for communications equipment.
         Although we found relatively few attractive investment opportunities in non-technology sectors during the reporting period, we did find some in the consumer cyclical and healthcare sectors. Within consumer cyclicals, we focused on retailers and specialty retailers, such as Kohl's Corp., a fast-growing chain of department stores that sells discounted brand-name merchandise. We also invested in several retailers that specialize in meeting the current strong demand for consumer electronics and home supplies. Among healthcare-related companies, we avoided healthcare-services companies that are burdened by high levels of regulation and competition. Instead, we focused on biotechnology concerns that met our disciplined investment criteria.
         Looking ahead, we remain enthusiastic about the growth prospects of the industries and companies we have identified. While we continue to look for other attractive investments outside of technology, diversification is not our primary concern. Rather, we are committed to rigorously maintaining our disciplined growth strategy of building the portfolio one company and one investment at a time. That's what makes Oppenheimer Aggressive Growth Fund/VA an important part of The Right Way to Invest.


                     Oppenheimer Aggressive Growth Fund/VA                     3

Statement of Investments  June 30, 2000  (Unaudited)


                                                                                                          Market Value
                                                                                          Shares          Note 1
======================================================================================================================
Common Stocks--80.7%
----------------------------------------------------------------------------------------------------------------------
Capital Goods--6.0%
----------------------------------------------------------------------------------------------------------------------
Electrical Equipment--4.7%
E-Tek Dynamics, Inc.(1)                                                                   537,400         $141,772,837
----------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.(1)                                                                    139,000            6,897,875
                                                                                                          ------------
                                                                                                           148,670,712
----------------------------------------------------------------------------------------------------------------------
Manufacturing--1.3%
Tyco International Ltd.                                                                   895,000           42,400,625
----------------------------------------------------------------------------------------------------------------------
Communication Services--4.4%
----------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.6%
Comverse Technology, Inc.(1)                                                              300,000           27,900,000
----------------------------------------------------------------------------------------------------------------------
Copper Mountain Networks, Inc.(1)                                                         307,400           27,089,625
----------------------------------------------------------------------------------------------------------------------
Efficient Networks, Inc.(1)                                                               250,100           18,397,981
----------------------------------------------------------------------------------------------------------------------
Exfo Electro-Optical Engineering, Inc.(1)                                                  68,900            3,022,987
----------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.(1)                                                            760,000           35,007,500
                                                                                                          ------------
                                                                                                           111,418,093
----------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.8%
Aether Systems, Inc.(1)                                                                   102,600           21,033,000
----------------------------------------------------------------------------------------------------------------------
GoAmerica, Inc.(1)                                                                        181,800            2,806,537
                                                                                                          ------------
                                                                                                            23,839,537
----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.0%
----------------------------------------------------------------------------------------------------------------------
Consumer Services--0.6%
Young & Rubicam, Inc.                                                                     326,300           18,660,281
----------------------------------------------------------------------------------------------------------------------
Retail: General--1.5%
Kohl's Corp.(1)                                                                           820,000           45,612,500
----------------------------------------------------------------------------------------------------------------------
Retail: Specialty--3.9%
Best Buy Co., Inc.(1)                                                                     543,100           34,351,075
----------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                                              300,000            9,900,000
----------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                          825,000           39,084,375
----------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                             569,300           38,427,750
                                                                                                          ------------
                                                                                                           121,763,200
----------------------------------------------------------------------------------------------------------------------
Consumer Staples--1.7%
----------------------------------------------------------------------------------------------------------------------
Broadcasting--1.7%
Charter Communications, Inc., Cl. A(1)                                                    928,500           15,262,219
----------------------------------------------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                                                            400,000           13,250,000
----------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A(1)                                               330,600            6,797,963
----------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., Cl. A(1)                                                                  100,000            3,425,000
----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A(1)                                                  134,200           13,889,700
                                                                                                          ------------
                                                                                                            52,624,882
----------------------------------------------------------------------------------------------------------------------
Entertainment--0.0%
Royal Caribbean Cruises Ltd.                                                               43,200              799,200


4                    Oppenheimer Aggressive Growth Fund/VA

Statement of Investments  (Unaudited) (Continued)


                                                                                                          Market Value
                                                                                          Shares          Note 1
----------------------------------------------------------------------------------------------------------------------
Financial--1.0%
----------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.0%
Schwab (Charles) Corp.                                                                    902,100         $ 30,333,113
----------------------------------------------------------------------------------------------------------------------
Healthcare--4.5%
----------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.5%
Abgenix, Inc.(1)                                                                          134,400           16,109,100
----------------------------------------------------------------------------------------------------------------------
Biogen, Inc.(1)                                                                           466,600           30,095,700
----------------------------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                                         72,200           12,418,400
----------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.(1)                                                                  200,000           15,287,500
----------------------------------------------------------------------------------------------------------------------
Immunex Corp.(1)                                                                          900,000           44,493,750
----------------------------------------------------------------------------------------------------------------------
Medarex, Inc.(1)                                                                          254,900           21,539,050
                                                                                                          ------------
                                                                                                           139,943,500
----------------------------------------------------------------------------------------------------------------------
Technology--55.4%
----------------------------------------------------------------------------------------------------------------------
Computer Hardware--5.3%
EMC Corp.(1)                                                                              606,000           46,624,125
----------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                                                 338,000           49,200,125
----------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                                                  360,000           24,210,000
----------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.(1)                                                                 250,000           44,500,000
                                                                                                          ------------
                                                                                                           164,534,250
----------------------------------------------------------------------------------------------------------------------
Computer Services--2.3%
Applied Micro Circuits Corp.(1)                                                           346,600           34,226,750
----------------------------------------------------------------------------------------------------------------------
Finisar Corp.(1)                                                                          494,400           12,947,100
----------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.(1)                                                                 213,400           23,474,000
----------------------------------------------------------------------------------------------------------------------
Palm, Inc.(1)                                                                              28,700              957,863
----------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                                                    12,300            1,941,863
                                                                                                          ------------
                                                                                                            73,547,576
----------------------------------------------------------------------------------------------------------------------
Computer Software--10.0%
----------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                                                      360,000           17,797,500
----------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                                                 1,136,000           21,513,000
----------------------------------------------------------------------------------------------------------------------
Gemstar International Group Ltd.(1)                                                       250,000           15,363,281
----------------------------------------------------------------------------------------------------------------------
Intertrust Technologies Corp.(1)                                                          160,900            3,308,506
----------------------------------------------------------------------------------------------------------------------
Interwoven, Inc.(1)                                                                        94,900           10,437,517
----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                              235,000           22,736,250
----------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                        232,500           38,475,117
----------------------------------------------------------------------------------------------------------------------
Portal Software, Inc.(1)                                                                  260,000           16,607,500
----------------------------------------------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                                                   22,100            1,994,525
----------------------------------------------------------------------------------------------------------------------
Tricord Systems, Inc.(1)(2)(3)                                                          1,875,000           27,093,750
----------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(1)                                                                         197,700           34,894,050
----------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                                 910,000          102,844,219
                                                                                                          ------------
                                                                                                           313,065,215



                     Oppenheimer Aggressive Growth Fund/VA                    5

Statement of Investments  (Unaudited) (Continued)


                                                                                                        Market Value
                                                                                     Shares             Note 1
----------------------------------------------------------------------------------------------------------------------
Communications Equipment--14.0%
Antec Corp.(1)                                                                            392,800       $   16,325,750
----------------------------------------------------------------------------------------------------------------------
Audiocodes Ltd.(1)                                                                        247,100           29,652,000
----------------------------------------------------------------------------------------------------------------------
Bookham Technology plc, ADR(1)                                                            921,400           54,592,950
----------------------------------------------------------------------------------------------------------------------
CIENA Corp.(1)                                                                            220,000           36,671,250
----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                                       900,000           57,206,250
----------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.(1)                                                                         875,000           21,656,250
----------------------------------------------------------------------------------------------------------------------
New Focus, Inc.(1)                                                                        465,000           38,188,125
----------------------------------------------------------------------------------------------------------------------
Newport Corp.                                                                             931,800          100,052,025
----------------------------------------------------------------------------------------------------------------------
ONI Systems Corp.(1)                                                                      119,900           14,052,655
----------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                  935,000           69,657,500
----------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc.(1)                                                                         35,600            1,081,350
                                                                                                        --------------
                                                                                                           439,136,105
----------------------------------------------------------------------------------------------------------------------
Electronics--23.8%
JDS Uniphase Corp.(1)                                                                   2,891,184          346,580,682
----------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                                        991,400           53,659,525
----------------------------------------------------------------------------------------------------------------------
SDL, Inc.(1)                                                                              700,000          199,631,250
----------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                                            890,000           65,470,625
----------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                           624,300           77,920,444
                                                                                                        --------------
                                                                                                           743,262,526
----------------------------------------------------------------------------------------------------------------------
Utilities--1.7%
----------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.7%
Calpine Corp.(1)                                                                          800,000           52,600,000
                                                                                                        --------------
Total Common Stocks (Cost $1,239,261,708)                                                                2,522,211,315
======================================================================================================================
Preferred Stocks--0.2%
----------------------------------------------------------------------------------------------------------------------
Zaffire, Inc., $14.44 Cv., Series C(1)(2) (Cost $6,999,992)                               484,764            6,999,992

                                                                                     Principal
                                                                                     Amount
======================================================================================================================
Repurchase Agreements--19.0%
----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 6.55%, dated 6/30/00, to be repurchased at $594,533,339 on 7/3/00, collateralized by U.S. Treasury Nts.,
5%-7.50%, 8/31/00--5/15/08, with a value of $448,246,414 and U.S. Treasury Bonds,
5.25%--12%, 8/15/03--11/15/28, with a value of $158,345,208 (Cost $594,209,000)      $594,209,000          594,209,000
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,840,470,700)                                            99.9%       3,123,420,307
----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                               0.1            4,205,395
                                                                                     ------------       --------------
Net Assets                                                                                  100.0%      $3,127,625,702
                                                                                     ============       ==============

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2000, amounts to $27,093,750. Transactions during the period in which the issuer was an affiliate are as follows:

                           Shares                  Gross               Gross              Shares
                           December 31, 1999       Additions           Reductions         June 30, 2000
-------------------------------------------------------------------------------------------------------
Tricord Systems, Inc.      --                      1,875,000           --                     1,875,000

See accompanying Notes to Financial Statements.

6                       Oppenheimer Aggressive Growth Fund/VA

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

========================================================================================
Assets
Investments, at value (including repurchase agreement of $594,209,000)--
see accompanying statement:
Unaffiliated companies (cost $1,825,470,700)                              $3,096,326,557
Affiliated companies (cost $15,000,000)                                       27,093,750
----------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                            13,401,293
Interest and dividends                                                           219,537
Other                                                                             12,012
                                                                          --------------
Total assets                                                               3,137,053,149
========================================================================================
Liabilities
Bank overdraft                                                                    18,533
----------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                         6,175,811
Investments purchased                                                          3,018,100
Trustees' compensation                                                             3,097
Transfer and shareholder servicing agent fees                                         91
Other                                                                            211,815
                                                                          --------------
Total liabilities                                                              9,427,447
========================================================================================
Net Assets                                                                $3,127,625,702
                                                                          ==============
========================================================================================
Composition of Net Assets
Paid-in capital                                                           $1,563,405,351
----------------------------------------------------------------------------------------
Accumulated net investment income                                              5,423,180
----------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                     275,847,564
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 1,282,949,607
                                                                          --------------
Net assets--applicable to 32,363,264 shares of beneficial
interest outstanding                                                      $3,127,625,702
                                                                          ==============
========================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share          $96.64

See accompanying Notes to Financial Statements.


                     Oppenheimer Aggressive Growth Fund/VA                     7

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

========================================================================
Investment Income
Interest                                                    $ 13,668,910
------------------------------------------------------------------------
Dividends                                                        386,064
                                                            ------------
Total income                                                  14,054,974
========================================================================
Expenses
Management fees                                                8,384,272
------------------------------------------------------------------------
Custodian fees and expenses                                       54,324
------------------------------------------------------------------------
Trustees' compensation                                             4,527
------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                        940
------------------------------------------------------------------------
Other                                                            218,313
                                                            ------------
Total expenses                                                 8,662,376
Less expenses paid indirectly                                    (30,582)
                                                            ------------
Net expenses                                                   8,631,794
========================================================================
Net Investment Income                                          5,423,180
========================================================================
Realized and Unrealized Gain
Net realized gain on investments                             276,213,818
------------------------------------------------------------------------
Net change in unrealized appreciation on investments         182,943,786
                                                            ------------
Net realized and unrealized gain                             459,157,604
========================================================================
Net Increase in Net Assets Resulting from Operations        $464,580,784
                                                            ============

See accompanying Notes to Financial Statements.


8                    Oppenheimer Aggressive Growth Fund/VA

Statements of Changes in Net Assets

                                                           Six Months Ended     Year Ended
                                                           June 30, 2000        December 31,
                                                           (Unaudited)          1999
==============================================================================================
Operations
Net investment income (loss)                               $    5,423,180       $   (2,232,087)
----------------------------------------------------------------------------------------------
Net realized gain                                             276,213,818          170,288,752
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         182,943,786          749,780,916
                                                           --------------     ----------------
Net increase in net assets resulting from operations          464,580,784          917,837,581
==============================================================================================
Dividends and/or Distributions to Shareholders
Distributions from net realized gain                         (100,416,498)                  --
==============================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                              659,333,656          108,330,019
==============================================================================================
Net Assets
Total increase                                              1,023,497,942        1,026,167,600
----------------------------------------------------------------------------------------------
Beginning of period                                         2,104,127,760        1,077,960,160
                                                           --------------     ----------------
End of period (including accumulated net investment
income of $5,423,180 for the period ended June 30, 2000)   $3,127,625,702       $2,104,127,760
                                                           ==============     ================

See accompanying Notes to Financial Statements.


                     Oppenheimer Aggressive Growth Fund/VA                    9

Financial Highlights

                                                 Six Months
                                                 Ended June 30,    Year Ended December 31,
                                                 2000 (Unaudited)  1999        1998       1997        1996        1995
========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period             $82.31            $44.83      $40.96     $38.71      $34.21      $25.95
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .17              (.09)       (.05)       .10         .09         .11
Net realized and unrealized gain                  17.64             37.57        5.09       4.01        6.59        8.29
------------------------------------------------------------------------------------------------------------------------
Total income from investment operations           17.81             37.48        5.04       4.11        6.68        8.40
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 --                --        (.10)      (.09)       (.11)       (.09)
Distributions from net realized gain              (3.48)               --       (1.07)     (1.77)      (2.07)       (.05)
------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (3.48)               --       (1.17)     (1.86)      (2.18)       (.14)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $96.64            $82.31      $44.83     $40.96      $38.71      $34.21
                                                 ======            ======      ======     ======      ======      ======
========================================================================================================================
Total Return, at Net Asset Value(1)               21.21%            83.60%      12.36%     11.67%      20.22%      32.52%
========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)          $3,128            $2,104      $1,078       $878        $617        $325
------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                 $2,716            $1,314       $ 955       $754        $467        $241
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                       0.40%            (0.17)%     (0.12)%     0.31%       0.32%       0.47%
Expenses                                           0.64%             0.67%       0.71%(3)   0.73%(3)    0.75%(3)    0.78%(3)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              27%               66%         80%        88%        100%        126%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


10                   Oppenheimer Aggressive Growth Fund/VA

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


                     Oppenheimer Aggressive Growth Fund/VA                    11

================================================================================
1. Significant Accounting Policies  (continued)
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             Six Months Ended June 30, 2000         Year Ended December 31, 1999
                                             --------------------------------       --------------------------------
                                             Shares             Amount              Shares             Amount
--------------------------------------------------------------------------------------------------------------------
Sold                                          9,705,823         $ 907,600,069        9,866,210         $ 549,485,112
Dividends and/or distributions reinvested       932,459           100,416,498               --                    --
Redeemed                                     (3,839,843)         (348,682,911)      (8,345,187)         (441,155,093)
                                             ----------         -------------       ----------         -------------
Net increase                                  6,798,439         $ 659,333,656        1,521,023         $ 108,330,019
                                             ==========         =============       ==========         =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $795,671,977 and $596,828,671, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.62%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.


12                   Oppenheimer Aggressive Growth Fund/VA

================================================================================
5. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000 was $34,093,742, which represents 1.09% of the Fund's net assets, of which $34,093,742 is considered restricted. Information concerning restricted securities is as follows:

                                                                                         Valuation Per
                                        Acquisition               Cost                   Unit as of
Security                                Dates                     Per Unit               June 30, 2000
------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------
Tricord Systems, Inc.                   4/17/00                   $ 8.00                        $14.45
Zaffire, Inc., $14.44 Cv., Series C     5/26/00                    14.44                         14.44


                     Oppenheimer Aggressive Growth Fund/VA                    13

Oppenheimer Aggressive Growth Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Bruce L. Bartlett, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Aggressive Growth Fund/VA. For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


14                   Oppenheimer Aggressive Growth Fund/VA